Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-15373
Entity Registrant Name	ENTERPRISE FINANCIAL SERVICES CORP
Entity Central Index Key	0001025835
Entity Tax Identification Number	43-1706259
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Meramec Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	725-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EFSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false